Cover	Aug. 11, 2026
Cover [Abstract]
Amendment Flag	true
Amendment Description	Amended to include final prospectus for SEC review.
Entity Central Index Key	0002139702
Document Type	S-6
Entity Registrant Name	FT 13188
Document Period End Date	Aug. 11, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objectives.

The Trust seeks current monthly income and capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in dividend-paying securities and Funds which invest at least 80% of their assets in dividend-paying securities or tax-exempt municipal securities.

It is important to note that certain of the Trust’s investments in municipal securities may be subject to the alternative minimum tax. In addition, distributions from the Trust’s non-municipal investments and municipal investments which are not tax-exempt, if any, will be subject to federal income taxes.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The ETFs were selected by our research department based on a number of factors including, but not limited to, (1) the size and liquidity of the ETF (requiring a minimum market capitalization of $50,000,000); (2) the current dividend yield of the ETF, in order to seek to achieve the maximum repeatable distribution of the Trust (prioritizing ETFs with the highest dividend yields); and (3) the expense ratio of the ETF, minimizing the expenses of the funds used in the Trust, to the extent possible, while attempting to limit the overlap of the securities held by the ETFs. The Sponsor does not require any specific capitalization, duration, maturity or credit quality policies when selecting the ETFs for the Trust’s portfolio. The Trust’s portfolio may include both actively managed ETFs and ETFs that track an index.

The initial universe of the Common Stocks in the Trust’s portfolio was selected from the S&P Composite 1500® Index. This universe is reduced by screening for companies with a market capitalization above $1 billion, a 5-year dividend growth rate greater than 5%, an indicated dividend yield of greater than 2% and a dividend payout ratio below 75%.

See the “Schedule of Investments” for a percentage breakdown of the Trust’s portfolio.

An estimated value is then calculated for each of the companies utilizing a Cash Flow Return on Investment (“CFROI”) method. The CFROI method compares an estimate of a company’s internal rate of return against an estimate of a company’s cost of capital. Companies that generate returns in excess of their capital costs are favored over companies that do not. A secondary valuation is also made employing a concept called Economic Margin (“EM”). EM measures the return a company earns versus its cost of capital to determine if a company is generating wealth. The CFROI and EM methods provide a discounted cash flow expectation for each company. Preference is given to stocks that model cash flows in excess of the market equity charge and which have investment opportunities to reinvest these cash flows into above cost of capital opportunities.

The stocks are then evaluated using several factors to provide a current comparison of the stocks to each other. These factors include fundamental factors such as sales, earnings and cash flow growth; valuation factors such as price to earnings, price to cash flow, price to sales and price to book; technical factors such as price momentum and earnings surprises; and qualitative factors such as competitive advantages, new products and quality of management.

After considering the above factors and valuations, a team of equity analysts selects the stocks with the best prospects to meet the investment objectives, that trade at attractive valuations, and, in the opinion of the analysts, are likely to exceed market expectations of future cash flows.

The Common Stock portion of the portfolio is comprised of 25 approximately equally-weighted Common Stocks.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to companies with various market capitalizations through the Trust’s investments in the Common Stocks and to investment grade securities and companies with various market capitalizations through the Trust’s investment in the Funds.

As with any similar investments, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.